UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2012



Institutional Investment Manager
Filing this Report:
                       Name:          Balasa Dinverno Foltz
                                      LLC
                       Address:       500 Park Blvd.
                                      Suite 1400
                                      Itasca, IL  60143
                       13F File       28-11054
                       Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:                 Michael C. Foltz
Title:                Chief Compliance Officer
Phone:                630-875-4926
Signature,            Place,                and Date of Signing:
Michael C. Foltz      Itasca, IL            June 30, 2012
Report Type (Check only one.):
                      [X]         13F HOLDINGS REPORT.
                      [  ]        13F NOTICE.
                      [  ]        13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers:                        0
Form 13F Information Table       121
Entry Total:
Form 13F Information Table     	 $525,007,000
Value Total:

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     FORM 13F INFORMATION TABLE
                                                                                                               Voting Authority
                                                                                                            -----------------------
                                    Title of               Value     Shares    Sh/  Put/ Invstmt    Other
             Security                Class       Cusip    (x$1000)   Prn Amt   Prn  Call Dscretn   Managers   Sole     Shared  None
---------------------------------- ----------  ---------  --------  ---------  ---  ---  --------  -------- ---------  ------  ----
 iShares MSCI EAFE                 MSCI EAFE   464287465    26,706    534,546   SH       Sole                 534,546
                                   IDX
 iShares MSCI EAFE Growth Index    MSCI GRW    464288885    25,988    485,217   SH       Sole                 485,217
                                   IDX
 iShares MSCI Emerging Market      MSCI EMERG  464287234       677     17,288   SH       Sole                  17,288
                                   MKT
 iShares MSCI KLD 400 Social Index MSCI        464288570       486      9,859   SH       Sole                   9,859
 Fund                              KLD400 SOC
 iShares Russell 1000 Growth       RUSSELL     464287614   137,884  2,180,679   SH       Sole               2,180,679
                                   1000GRW
 iShares Russell 1000 Index        RUSSELL     464287622       474      6,298   SH       Sole                   6,298
                                   1000
 iShares Russell 1000 Value        RUSSELL100  464287598    92,267  1,352,490   SH       Sole               1,352,490
                                   0VAL
 iShares S&P 500                   S&P 500     464287200   105,872    774,198   SH       Sole                 774,198
                                   INDEX
 iShares S&P 500/Barra Growth      S&P500 GRW  464287309       569      7,737   SH       Sole                   7,737
 iShares S&P 500/Value Index       S&P 500     464287408       274      4,402   SH       Sole                   4,402
                                   VALUE
 iShares S&P Global Clean Energy   S&P GBL     464287341       389     53,933   SH       Sole                  53,933
                                   ENER
 PowerShares QQQ                   UNIT SER 1  73935A104       220      3,431   SH       Sole                   3,431
 S&P 500 SPDR                      UNIT SER 1  78462F103       801      5,886   SH       Sole                   5,886
 SPDR MSCI ACWI ex-US              MSCI ACWI   78463X848     4,877    170,652   SH       Sole                 170,652
                                   EXUS
 Vanguard Large Cap Growth ETF     GROWTH ETF  922908736       723     10,637   SH       Sole                  10,637
 Vanguard Large Cap Value ETF      VALUE ETF   922908744       409      7,320   SH       Sole                   7,320
 Vanguard Small Cap Growth ETF     SML CP GRW  922908595    44,927    536,313   SH       Sole                 536,313
 				   ETF
 3M Co.                            COM         88579y101       298      3,326   SH       Sole                   3,326
 Abbott Laboratories               COM         002824100     3,049     47,298   SH       Sole                  47,298
 Allstate Corp                     COM         020002101       569     16,212   SH       Sole                  16,212
 Altria Group                      COM         718154107       381     11,019   SH       Sole                  11,019
 Amazon.Com                        COM         231351065       366      1,601   SH       Sole                   1,601
 American Express Co.              COM         025816109       348      5,980   SH       Sole                   5,980
 Amgen Inc.                        COM         311621007       327      4,481   SH       Sole                   4,481
 AON Corp.                         COM         373891035       293      6,271   SH       Sole                   6,271
 Apache Corp                       COM         037411105       292      3,328   SH       Sole                   3,328
 Apple Computer, Inc.              COM         378331003     4,252      7,281   SH       Sole                   7,281
 Applied Materials Inc             COM         382221059       413     36,090   SH       Sole                  36,090
 Aptar Group                       COM         383361037     1,036     20,300   SH       Sole                  20,300
 AT&T Inc.                         COM         00206R102     1,231     34,514   SH       Sole                  34,514
 BankAmerica Corp.                 COM         605051044       207     25,354   SH       Sole                  25,354
 Baxter International Inc.         COM         718131097       341      6,421   SH       Sole                   6,421
 Berkshire Hathaway                CL B NEW    846707024       921     11,047   SH       Sole                  11,047
 Berkshire Hathaway CL A           CL A        084990175     2,249      1,800   SH       Sole                   1,800
 Boeing Co.                        COM         970231056       603      8,110   SH       Sole                   8,110
 Bristol-Myers Squibb Company      COM         110122108       375     10,444   SH       Sole                  10,444
 British Petroleum Amoco           COM         556221042       591     14,570   SH       Sole                  14,570
 C H Robinson                      COM         12541W100     1,073     18,338   SH       Sole                  18,338
 C V S Corp Del                    COM         126650100       278      5,958   SH       Sole                   5,958
 Calpine Corp.                     COM         131347304       173     10,462   SH       Sole                  10,462
 Carnival Corp.                    COM         143658102       386     11,250   SH       Sole                  11,250
 Caterpillar Inc.                  COM         149123101     1,428     16,821   SH       Sole                  16,821
 Charles Schwab                    COM         808513105       202     15,591   SH       Sole                  15,591
 ChevronTexaco Corp.               COM         166764100     1,210     11,467   SH       Sole                  11,467
 Cisco Systems Inc.                COM         17275R102       293     17,070   SH       Sole                  17,070
 Citigroup Inc.                    COM         172967101       255      9,318   SH       Sole                   9,318
 Coca Cola                         COM         191216100       925     11,831   SH       Sole                  11,831
 Colgate-Palmolive Co              COM         194162103       311      2,991   SH       Sole                   2,991
 ComCast                           COM         20030N101       331     10,368   SH       Sole                  10,368
 Comcast Corp Spl Cl A             COM         20030N200       265      8,430   SH       Sole                   8,430
 Conocophillips                    COM         20825C104       385      6,896   SH       Sole                   6,896
 CostCo Companies Inc.             COM         22160k105       201      2,112   SH       Sole                   2,112
 DCT Industrial Trust Inc          COM         233153105       393     62,354   SH       Sole                  62,354
 Diageo                            COM         25243Q205       273      2,653   SH       Sole                   2,653
 Edwards Lifesciences              COM         28176E108       302      2,921   SH       Sole                   2,921
 EI DuPont de Nemours & Co.        COM         263534109       229      4,519   SH       Sole                   4,519
 EMC Corp. Mass.                   COM         268648102       261     10,174   SH       Sole                  10,174
 Exelon Corporation                COM         30161N101       633     16,815   SH       Sole                  16,815
 Express Scripts Inc.              COM         302182100       264      4,726   SH       Sole                   4,726
 Exxon Mobil Corporation           COM         30231G102     2,723     31,821   SH       Sole                  31,821
 Fleetcor Technologies Inc.        COM         339041105     6,034    172,200   SH       Sole                 172,200
 Ford Motor Company                COM         345370860       320     33,352   SH       Sole                  33,352
 Franklin Resources Inc.           COM         354613101       315      2,838   SH       Sole                   2,838
 General Electric                  COM         369604103       994     47,713   SH       Sole                  47,713
 Gilead Sciences Inc.              COM         375558103       201      3,926   SH       Sole                   3,926
 Glaxosmithkline                   COM         37733W105       365      8,016   SH       Sole                   8,016
 Goldman Sachs Group               COM         38141G104       212      2,211   SH       Sole                   2,211
 Goodrich Corporation              COM         382388106       233      1,838   SH       Sole                   1,838
 Google Inc                        COM         38259p508       791      1,363   SH       Sole                   1,363
 Half Robert Int'l                 COM         770323103       246      8,600   SH       Sole                   8,600
 Hewlett Packard Co                COM         428236103       203     10,086   SH       Sole                  10,086
 Home Depot                        COM         437076102       382      7,216   SH       Sole                   7,216
 Honeywell International           COM         438516106       258      4,625   SH       Sole                   4,625
 IBM                               COM         459200101     1,648      8,426   SH       Sole                   8,426
 Illinois Tool Works               COM         452308109       380      7,187   SH       Sole                   7,187
 Intel Corp.                       COM         458140100     1,438     53,946   SH       Sole                  53,946
 J P Morgan Chase & Co.            COM         46625H100       988     27,645   SH       Sole                  27,645
 Johnson & Johnson                 COM         478160104     1,056     15,624   SH       Sole                  15,624
 Kimberly Clark Corp.              COM         494368103       218      2,604   SH       Sole                   2,604
 Kraft Foods Inc                   COM         50075n104       249      6,454   SH       Sole                   6,454
 McDonald's Corporation            COM         580135101    14,457    163,299   SH       Sole                 163,299
 Merck & Co, Inc.                  COM         589331107       625     14,969   SH       Sole                  14,969
 Microsoft Corp.                   COM         594918104     1,145     37,438   SH       Sole                  37,438
 Monsanto Co.                      COM         61166W101       214      2,587   SH       Sole                   2,587
 Morgan Stanley / Dean Witter      COM         617446448       232     15,892   SH       Sole                  15,892
 National Oilwell Varco            COM         637071101       286      4,433   SH       Sole                   4,433
 News Corp. Ltd Class A            CL A        65248E104       211      9,484   SH       Sole                   9,484
 Northern Trust                    COM         665859104       240      5,225   SH       Sole                   5,225
 Occidental Petroleum Corp         COM         674599105       428      4,992   SH       Sole                   4,992
 Oracle Corp.                      COM         68389X105       891     29,995   SH       Sole                  29,995
 Penn National Gaming              COM         707569109       317      7,100   SH       Sole                   7,100
 Pepsico Inc                       COM         713448108       487      6,895   SH       Sole                   6,895
 Pfizer Inc.                       COM         717081103       754     32,801   SH       Sole                  32,801
 Philip Morris International Inc.  COM         718172109       829      9,504   SH       Sole                   9,504
 Praxair Inc                       COM         74005P104       378      3,475   SH       Sole                   3,475
 Procter & Gamble                  COM         742718109       741     12,099   SH       Sole                  12,099
 Qualcomm, Inc.                    COM         747525103       467      8,386   SH       Sole                   8,386
 Rockwell Medical, Inc.            COM         774374102       135     14,500   SH       Sole                  14,500
 SAIC, Inc.                        COM         78390X101       478     39,400   SH       Sole                  39,400
 Schlumberger Ltd.                 COM         806857108       419      6,457   SH       Sole                   6,457
 Serefex Corp.                     COM         81748P101         ?     30,000   SH       Sole                  30,000
 Simon Property Group              COM         828806109       297      1,910   SH       Sole                   1,910
 Southern Corp.                    COM         842587107       286      6,176   SH       Sole                   6,176
 SPDR Gold Shares                  COM         380755959       409      2,635   SH       Sole                   2,635
 Starbucks Corp.                   COM         855244109       239      4,491   SH       Sole                   4,491
 Starwood Hotels and Resorts       COM         85590A203       306      5,769   SH       Sole                   5,769
 Target                            COM         87612E106       219      3,755   SH       Sole                   3,755
 Texas Instruments Inc.            COM         882508104       245      8,548   SH       Sole                   8,548
 Tiffany & Co                      COM         886547108       253      4,778   SH       Sole                   4,778
 Time Warner Inc.                  COM         887317105       304      7,907   SH       Sole                   7,907
 Travelers Companies Inc           COM         89417E109       254      3,977   SH       Sole                   3,977
 Union Pacific                     COM         907818108       300      2,516   SH       Sole                   2,516
 United Health Care Corp.          COM         91324P102       301      5,141   SH       Sole                   5,141
 United Parcel Service Class B     COM         911312106       344      4,368   SH       Sole                   4,368
 United Technologies Corp.         COM         913017109       386      5,104   SH       Sole                   5,104
 US Bancorp                        COM         902973304       275      8,551   SH       Sole                   8,551
 Verizon Communications            COM         92343V104       726     16,337   SH       Sole                  16,337
 Visa, Inc.                        COM         82826C839       649      5,248   SH       Sole                   5,248
 Wal-Mart                          COM         931142103       711     10,195   SH       Sole                  10,195
 Walgreen Company                  COM         931422109       323     10,907   SH       Sole                  10,907
 Walt Disney Co.                   COM         254687106     1,240     25,574   SH       Sole                  25,574
 Wells Fargo & Co New              COM         949746101     2,196     65,665   SH       Sole                  65,665